Employee compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expense
Salary and short-term employee benefits	$ 17	$ 7
Retirement benefits	2	1
Equity-based compensation (note 15)	36	17
Employee compensation expense	55	25
Payables and accrued liabilities
Compensation	7	3	$ 0
Equity-based compensation	46	32	16
Employee compensation payable	$ 53	$ 35	$ 16